Fair Value Measurements - Summary of Changes in Fair Value of Company's Level 3 Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 02, 2013	Mar. 03, 2012
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	$ 68	$ 71
Sale of Level 3 assets	(25)
Change in market values		1
Principal repayments received	(2)	(4)
Ending Balance	$ 41	$ 68